Derivative Financial Instruments - Summary of Activity in Notional Amount for Derivative Contracts and Derivatives Arising from CRT Agreements (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CRT Agreements [Member]
Derivatives, Fair Value [Line Items]
Balance, beginning of period	$ 4,546,265,000	$ 0
Additions	11,190,933,000	4,602,507,000
Dispositions/expirations	(1,357,348,000)	(56,242,000)
Balance, end of period	14,379,850,000	4,546,265,000	$ 0
Forward Sales Contracts [Member]
Derivatives, Fair Value [Line Items]
Balance, beginning of period	2,450,642,000	1,601,283,000	3,588,027,000
Additions	99,737,855,000	51,449,971,000	45,904,253,000
Dispositions/expirations	(96,040,255,000)	(50,600,612,000)	(47,890,997,000)
Balance, end of period	6,148,242,000	2,450,642,000	1,601,283,000
Forward Purchase Contracts [Member]
Derivatives, Fair Value [Line Items]
Balance, beginning of period	2,469,550,000	1,100,700,000	2,781,066,000
Additions	73,269,440,000	37,757,703,000	33,418,838,000
Dispositions/expirations	(70,898,283,000)	(36,388,853,000)	(35,099,204,000)
Balance, end of period	4,840,707,000	2,469,550,000	1,100,700,000
MBS Put Options [Member]
Derivatives, Fair Value [Line Items]
Balance, beginning of period	375,000,000	340,000,000	55,000,000
Additions	12,400,000,000	2,177,500,000	2,087,500,000
Dispositions/expirations	(11,850,000,000)	(2,142,500,000)	(1,802,500,000)
Balance, end of period	925,000,000	375,000,000	340,000,000
MBS Call Options [Member]
Derivatives, Fair Value [Line Items]
Balance, beginning of period	0	0	110,000,000
Additions	750,000,000	140,000,000	230,000,000
Dispositions/expirations	0	(140,000,000)	(340,000,000)
Balance, end of period	750,000,000	0	0
Swap Futures [Member]
Derivatives, Fair Value [Line Items]
Balance, beginning of period	0
Additions	175,000,000
Dispositions/expirations	(25,000,000)
Balance, end of period	150,000,000	0
Eurodollar Future Sale Contracts [Member]
Derivatives, Fair Value [Line Items]
Balance, beginning of period	1,755,000,000	7,426,000,000	8,779,000,000
Additions	282,000,000	385,000,000	3,032,000,000
Dispositions/expirations	(686,000,000)	(6,056,000,000)	(4,385,000,000)
Balance, end of period	1,351,000,000	1,755,000,000	7,426,000,000
Treasury Future Buy Contracts [Member]
Derivatives, Fair Value [Line Items]
Balance, beginning of period	0	0	0
Additions	558,700,000		439,200,000
Dispositions/expirations	(558,700,000)		(439,200,000)
Balance, end of period	0	0	0
Eurodollar Future Purchase Contracts [Member]
Derivatives, Fair Value [Line Items]
Balance, beginning of period	0	800,000,000	0
Additions		0	4,087,000,000
Dispositions/expirations		(800,000,000)	(3,287,000,000)
Balance, end of period		0	800,000,000
Treasury Future Sale Contracts [Member]
Derivatives, Fair Value [Line Items]
Balance, beginning of period	0	85,000,000	105,000,000
Additions	558,700,000	161,500,000	482,600,000
Dispositions/expirations	(558,700,000)	(246,500,000)	(502,600,000)
Balance, end of period	0	0	85,000,000
Call Options on Interest Rate Futures [Member]
Derivatives, Fair Value [Line Items]
Balance, beginning of period	50,000,000	1,030,000,000	0
Additions	4,425,000,000	4,510,000,000	3,530,000,000
Dispositions/expirations	(4,275,000,000)	(5,490,000,000)	(2,500,000,000)
Balance, end of period	200,000,000	50,000,000	1,030,000,000
Put Options on Interest Rate Futures [Member]
Derivatives, Fair Value [Line Items]
Balance, beginning of period	1,600,000,000	275,000,000	52,500,000
Additions	7,445,000,000	5,743,000,000	1,687,500,000
Dispositions/expirations	(8,495,000,000)	(4,418,000,000)	(1,465,000,000)
Balance, end of period	$ 550,000,000	$ 1,600,000,000	$ 275,000,000